FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2012

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                       Name:     Water Asset Management LLC
                       -------------------------------------

                       Address:  509 Madison Avenue, Suite 804
                                 New York, New York  10022
                       ----------------------------------------


                        Form 13F File Number: 028-14357
                        -------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Kirincich

Title:    Chief Financial Officer

Phone:    212-754-5132


Signature, Place, and Date of Signing

/s/ Joseph Kirincich            New York, NY               November 14, 2012
---------------------          --------------             -------------------
[Signature]                    [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            16
                                                   --

Form 13F Information Table Value Total:       $133,443 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                           Water Asset Management LLC
                                    FORM 13F
                                September 30, 2012


                            TITLE OF                 VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP      (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD     NONE
AMERICAN STS WTR CO          COM        029899101     1,853       50,000   SH         Sole                50,000
AECOM TECHNOLOGY CORP
   DELAWA                    COM        00766T100    33,317    1,574,534   SH         Sole             1,574,534
CADIZ INC                    COM NEW    127537207    11,772    1,212,390   SH         Sole             1,212,390
CALGON CARBON CORP           COM        129603106       286       20,000   SH         Sole                20,000
LAYNE CHRISTENSEN CO         COM        521050104    13,317      679,083   SH         Sole               679,083
NORTHWEST PIPE CO            COM        667746101     8,065      327,178   SH         Sole               327,178
PENTAIR INC                  COM        709631105    22,284      500,658   SH         Sole               500,658
REXNORD CORP NEW             COM        76169B102     1,447       79,400   SH         Sole                79,400
SMITH A O                    COM        831865209       601       10,452   SH         Sole                10,452
TRI-TECH HOLDING INC         SHS        G9103F106     1,299      343,531   SH         Sole               343,531
FLOWSERVE CORP               COM        34354P105     4,696       36,764   SH         Sole                36,764
HECKMANN CORP                COM        422680108     7,922    1,886,181   SH         Sole             1,886,181
TETRA TECH INC NEW           COM        88162G103    11,181      425,775   SH         Sole               425,775
WATTS WATER TECHNOLOGIES
   INC                       CL A       942749102     5,142      135,918   SH         Sole               135,918
XYLEM INC                    COM        98419M100     5,440      216,314   SH         Sole               216,314
CALIFORNIA WTR SVC GROUP     COM        130788102     4,821      258,500   SH         Sole               258,500




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